RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 COP ($)
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	$ (39,000,000)	$ 7,000,000	$ 18,000,000
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	55,000,000	9,000,000	(13,000,000)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	19,000,000	22,000,000	(15,000,000)
Hedge ineffectiveness loss recognized in Unrealized financial instruments loss in the consolidated statements of income	(2,000,000)	0	2,000,000
Notional amount	376,000,000	328,000,000
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Reclassification adjustments for amounts recognized in net income	(12,000,000)	(22,000,000)	(14,000,000)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	34,000,000	(15,000,000)	(9,000,000)
Notional amount	$ 546,000,000	$ 566,000,000		$ 342	€ 1,279	$ 619	$ 334	€ 349	$ 227
Derivative, average fixed interest rates	300.00%	300.00%		300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Change in value of hedged item used to determine hedge effectiveness	$ 2,000,000	$ 1,000,000
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	3,748,000,000	3,043,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	962,000,000	1,567,000,000
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 1,000,000
Notional amount	30,000,000	54,000,000
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,355,000,000	2,306,000,000
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 104,000,000	$ 1,388,000,000